Real Estate Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Real Estate Facilities
Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2020:

Real estate facilities
Balance at December 31, 2019	$1,173,825,368
Real estate acquisitions	812,892
Construction in process placed in service	13,389,703
Impact of foreign exchange rate changes	(4,145,778)
Improvements and additions	7,155,135

Balance at September 30, 2020	$1,191,037,320

Accumulated depreciation
Balance at December 31, 2019	$(83,692,491)
Depreciation expense	(23,136,367)
Impact of foreign exchange rate changes	272,635

Balance at September 30, 2020	$(106,556,223)

Land Acquisition – Riverview, Florida
On July 21, 2020, we purchased an undeveloped parcel of land adjacent to our existing Riverview, Florida self storage facility for $800,000, plus closing costs. We acquired the parcel from an unaffiliated third party and are in process of expanding our existing self storage facility on the newly acquired land; thereby adding approximately 170 units and approximately 25,000 rentable square feet. We expect development to be completed in the second or third quarter of 2021.
Potential Acquisitions
On June 2, 2020, one of our subsidiaries executed a purchase and sale agreement with an unaffiliated third party for the acquisition of a plot of land (the “Etobicoke Property”) in the city of Toronto. On September 1, 2020, we executed a second purchase and sale agreement with the same seller for the acquisition of another plot of land (the “Scarborough Property”) in the city of Toronto. We intend on developing both the Etobicoke Property and the Scarborough Property into self storage facilities. The purchase price for the Etobicoke Property and the Scarborough Property are each approximately $2.2 million CAD, with adjustment factors to the purchase price based on the final surveys, plus closing costs.
We expect to complete the acquisition of the Etobicoke Property and the Scarborough Property in the second half of 2021, and first half of 2022, respectively; however, there can be no assurances that we will complete the acquisitions. If we fail to acquire the Etobicoke Property or the Scarborough Property, in addition to the incurred acquisition costs, we may also forfeit earnest money deposits as a result.
Merger with Strategic Storage Growth Trust, Inc.
On October 1, 2018, we, our Operating Partnership, and SST II Growth Acquisition, LLC, our wholly-owned subsidiary (“Merger Sub”), entered into an Agreement and Plan of Merger (the “SSGT Merger

Agreement”) with Strategic Storage Growth Trust, Inc. (“SSGT”), a non-traded
REIT then sponsored by SAM, and SS Growth Operating Partnership, L.P. (“SSGT OP”). Pursuant to the terms and conditions set forth in the SSGT Merger Agreement, on January 24, 2019: (i) we acquired SSGT by way of a merger of SSGT with and into Merger Sub, with Merger Sub being the surviving entity (the “SSGT REIT Merger”); and (ii) immediately after the SSGT REIT Merger, SSGT OP merged with and into our Operating Partnership, with the Operating Partnership continuing as the surviving entity and remaining a subsidiary of the Company (the “SSGT Partnership Merger” and, together with the SSGT REIT Merger, the “SSGT Mergers”).

The proceeds used to fund the SSGT Mergers and the repayment of approximately $141 million of our outstanding debt were funded by the SSGT Merger Financings, totaling approximately $500 million, as described in Note 7.
At the effective time of the SSGT Partnership Merger, each outstanding unit of partnership interest in SSGT OP was converted automatically into 1.127 units of partnership interest in our Operating Partnership, which resulted in approximately 396,000 Class A Units of our Operating Partnership being issued to SS Growth Advisor, LLC, a subsidiary of SAM.
SSGT was a REIT with stated investment objectives to acquire opportunistic self storage properties, including development, and lease-up
properties. As a result of the SSGT Mergers, we acquired all of the real estate owned by SSGT, consisting of 28 operating self storage facilities located in 10 states and in the Greater Toronto Area, and one development property in the Greater Toronto Area. Additionally, we obtained the rights to acquire a self storage facility which was under development located in Gilbert, Arizona that was previously under contract with SSGT and was acquired by us in July 2019.
The following table reconciles the total consideration transferred during the SSGT Mergers:

Fair value of consideration transferred:
Cash	$346,231,561	(1)
Issuance of limited partnership units in our Operating Partnership to SS Growth Advisor, LLC	4,217,399

Total consideration transferred	$350,448,960

(1)
The approximately $346 million cash consideration consisted of approximately $320 million paid to the SSGT stockholders, approximately $19 million of SSGT debt that was repaid at closing, approximately $5 million of other SSGT liabilities paid at closing, and approximately $1 million in transaction costs.

Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the years ended December 31, 2019 and 2018:

Real estate facilities
Balance at December 31, 2017	$829,679,477
Impact of foreign exchange rate changes	(11,915,703)
Improvements and additions	2,532,252

Balance at December 31, 2018	820,296,026
Facilities acquired through merger with SSGT	334,139,296
Asset disposals	(11,688,993)
Corporate office acquired through Self Administration Transaction	6,500,000
Other facility acquisitions	10,430,942
Impact of foreign exchange rate changes	6,582,603
Improvements and additions	7,565,494

Balance at December 31, 2019	$1,173,825,368

Accumulated depreciation
Balance at December 31, 2017	$(34,686,973)
Depreciation expense	(20,134,068)
Impact of foreign exchange rate changes	556,356

Balance at December 31, 2018	(54,264,685)
Asset disposals	202,416
Depreciation expense	(29,188,668)
Impact of foreign exchange rate changes	(441,554)

Balance at December 31, 2019	$(83,692,491)

Merger with Strategic Storage Growth Trust, Inc.
On October 1, 2018, we, our Operating Partnership, and SST II Growth Acquisition, LLC, our wholly-owned subsidiary (“Merger Sub”), entered into an Agreement and Plan of Merger (the “SSGT Merger Agreement”) with Strategic Storage Growth Trust, Inc. (“SSGT”), a non-traded
REIT then sponsored by SAM, and SS Growth Operating Partnership, L.P. (“SSGT OP”). Pursuant to the terms and conditions set forth in the SSGT Merger Agreement, on January 24, 2019: (i) we acquired SSGT by way of a merger of SSGT with and into Merger Sub, with Merger Sub being the surviving entity (the “SSGT REIT Merger”); and (ii) immediately after the SSGT REIT Merger, SSGT OP merged with and into our Operating Partnership, with the Operating Partnership continuing as the surviving entity and remaining a subsidiary of the Company (the “SSGT Partnership Merger” and, together with the SSGT REIT Merger, the “SSGT Mergers”).
At the effective time of the SSGT REIT Merger (the “SSGT REIT Merger Effective Time”), each share of SSGT common stock, par value $0.001 per share (the “SSGT Common Stock”), outstanding immediately prior to the SSGT REIT Merger Effective Time (other than shares owned by SSGT and its subsidiaries or us and our subsidiaries) was automatically converted into the right to receive an amount in cash equal to $12.00, without interest and less any applicable withholding taxes. The proceeds used to fund the SSGT Mergers and the repayment of approximately $141 million of our outstanding debt were funded by the SSGT Merger Financings, totaling approximately $500 million, as described in Note 6.
Immediately prior to the SSGT REIT Merger Effective Time, all shares of SSGT Common Stock that were subject to vesting and other restrictions also became fully vested and converted into the right to receive cash equal to $12.00 per share upon the SSGT REIT Merger.
At the effective time of the SSGT Partnership Merger, each outstanding unit of partnership interest in SSGT OP was converted automatically into 1.127 units of partnership interest in our Operating Partnership, which resulted in approximately 396,000 Class A Units of our Operating Partnership being issued to SS Growth Advisor, LLC, a subsidiary of SAM.
SSGT was a REIT with stated investment objectives to acquire opportunistic self storage properties, including development, and lease-up
properties. As a result of the SSGT Mergers, we acquired all of the real estate owned by SSGT, consisting of 28 operating self storage facilities located in 10 states and in the Greater Toronto, Canada area, and one development property in the Greater Toronto Area. Additionally, we obtained the rights to acquire a self storage facility which was under development located in Gilbert, Arizona that was previously under contract with SSGT and was acquired by us in July 2019.
The following table reconciles the total consideration transferred during the SSGT Mergers:

Fair value of consideration transferred:
Cash	$346,231,561	(1)
Issuance of limited partnership units in our Operating Partnership to SS Growth Advisor, LLC	4,217,399

Total consideration transferred	$350,448,960

(1)
The approximately $346 million cash consideration consisted of approximately $320 million paid to the SSGT shareholders, approximately $19 million of SSGT debt that was repaid at closing, approximately $5 million of other SSGT liabilities paid at closing, and approximately $1 million in transaction costs.

The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT Mergers:

Assets Acquired:
Land	$62,261,573
Buildings	255,743,767
Site improvements	16,133,956
Construction in process	5,370,773
Intangible assets	13,571,765
Cash and cash equivalents	692,965
Other assets	6,536,838

Total assets acquired	$360,311,637
Liabilities assumed:
Debt	$5,038,435
Accounts payable and accrued liabilities	4,824,242

Total liabilities assumed	$9,862,677

Total net assets acquired	$350,448,960

Acquisition of Property Located in Gilbert, Arizona
On January 24, 2019, we, by way of the SSGT Mergers, obtained the rights to acquire a property that was being developed into a self storage facility located in Gilbert, Arizona (the “Gilbert Property”). On July 11, 2019, upon issuance of the certificate of occupancy, we acquired the Gilbert Property for a purchase price of $10 million, plus closing costs and acquisition fees. Pursuant to the Contribution Agreement (as defined in Note 4), an acquisition fee of $175,000 was paid to SAM. We funded such acquisition through a $4.3 million draw on the Senior Term Loan and an approximate $5.7 million draw on the Secured Loan.
The following table summarizes our purchase price allocation for our acquisitions during the year ended December 31, 2019:

Acquisition	Acquisition Date	Real Estate Assets	Construction in Process (4)	Intangibles	Total (1)	Debt Issued or Assumed	2019 Revenue (2)	2019 Property Operating Income (2)(3)
SSGT Mergers (5)	1/24/2019	$334,139,296	$5,370,773	$13,571,765	$353,081,834	$193,376,846	$21,909,300	$12,032,555
Riggs Rd - Gilbert (6)	7/11/2019	10,430,942	—	—	10,430,942	5,702,000	62,085	(44,459)

2019 Total		$344,570,238	$5,370,773	$13,571,765	$363,512,776	$199,078,846	$21,971,385	$11,988,096

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2019 have been included in our consolidated statements of operations since their respective acquisition date.

(3)	Property operating income excludes corporate general and administrative expenses, asset management fees, interest expenses, depreciation, amortization and acquisition expenses.
(4)	Construction in process relates to the Torbarrie property in Toronto, Canada, which is a self storage property under construction. Such facility partially opened in March 2020.
(5)
SSGT had stated investment objectives to acquire opportunistic self storage properties, including development, and lease-up
properties. As a result, many of its properties were not physically and/or economically stabilized as of the date of the SSGT Mergers.

(6)	The Gilbert Property was recently developed and acquired, with 0% occupancy as of its acquisition date.

Sale of San Antonio II Property
The San Antonio II Property was acquired by us in the SSGT Mergers. Given pending capital improvement requirements and a higher and better use for the property, we executed a purchase and sale agreement with an unaffiliated third party to sell the San Antonio II Property for approximately $16.1 million, less closing costs. The San Antonio II Property sale was completed on October 18, 2019 and we recorded a gain on sale of real estate of approximately $3.9 million in our consolidated statement of operations for the year ended December 31, 2019. With the proceeds, we paid off approximately $9.9 million of the Secured Loan, and approximately $5.4 million of the Senior Term Loan. See Note 6, Debt, for more information on such loans.
Joint Venture with SmartCentres
In January 2018, SAM, through two of its subsidiaries, entered into a joint venture framework agreement with a subsidiary of SmartCentres Real Estate Investment Trust, an unaffiliated third party (“SmartCentres”), pursuant to which the parties agreed that SmartCentres would develop and construct certain properties located in Canada and identified as joint venture sites, and SAM would operate the self storage business located at such properties utilizing the “SmartStop” brand (the “SmartCentres Joint Venture”). The SmartCentres Joint Venture properties would be co-owned
by a limited partnership in which each of SmartCentres and SAM (or their respective affiliates) were each 50% limited partners and equal ranking general partners. In connection with the Self Administration Transaction, we acquired the SAM subsidiaries that are a party to the SmartCentres Joint Venture. As of December 31, 2019, all properties subject to the SmartCentres Joint Venture have been placed into SST IV or SSGT II as the 50% partner with SmartCentres.
In January 2018, a subsidiary of SAM entered into a contribution agreement (the “SmartCentres Contribution Agreement”) with a subsidiary of SmartCentres for a tract of land owned by SmartCentres and located in East York, Ontario (the “East York Lot”) in Canada. In March 2018, the interest in the SmartCentres Contribution Agreement was assigned to one of our subsidiaries.
On June 28, 2018, we closed on the East York Lot, which is owned by a limited partnership (the “Limited Partnership”), in which we (through our subsidiary) and SmartCentres (through its subsidiary) were each a 50% limited partner and each had an equal ranking general partner in the Limited Partnership. At closing, we subscribed for 50% of the units in the Limited Partnership at an agreed upon subscription price of approximately $3.8 million CAD, representing a contribution equivalent to 50% of the agreed upon fair market value of the land. The Limited Partnership intends to develop a self storage facility on the East York Lot. The value of the land contributed to the Limited Partnership had an agreed upon fair market value of approximately $7.6 million CAD. In January 2019, we sold our interest in the Limited Partnership to SST IV for approximately $4.7 million CAD, which represented our total cost incurred related to the Limited Partnership. Of this amount, approximately $4.6 million CAD related to the acquisition of land and development costs incurred, and approximately $100,000 CAD related to acquisition costs that were expensed during 2018, which were recorded in other income (expense) in the consolidated statement of operations for year ended December 31, 2019.